Debt Instruments Issued and Other Financial Liabilities - Summary of Maturities for Subordinated Bonds (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total	$ 6,762,840	$ 6,204,856
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Total	1,153,045	1,081,031
Subordinated Bonds [member] | 1 year [member]
Disclosure of detailed information about borrowings [line items]
Total	5,448
Subordinated Bonds [member] | Due within 1 and 2 Year [member]
Disclosure of detailed information about borrowings [line items]
Total	22,169	10,082
Subordinated Bonds [member] | 2 year [member]
Disclosure of detailed information about borrowings [line items]
Total	143,767	21,706
Subordinated Bonds [member] | 3 year [member]
Disclosure of detailed information about borrowings [line items]
Total		122,290
Subordinated Bonds [member] | Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 981,661	$ 926,953